Accounts Receivable, Net (Tables)	6 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	As of December 31, 2023 and June 30, 2023, accounts receivable consisted of the following:
	As of December 31,	As of June 30,
	2023	2023
Accounts receivable - gross	$25,979,344	$24,000,374
Allowance for doubtful accounts	(5,864,194)	(4,358,037)
Accounts receivable, net	$20,115,150	$19,642,337